Shareholder Report, Holdings (Details) - C000084903	Dec. 31, 2024
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	14.60%
46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.70%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
852234103 | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
049468101 | Atlassian Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	62.20%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
InvestmentType_Rights
Holdings [Line Items]
Percent of Total Investments	0.00%